AMERICAN INDEPENDENCE FUNDS TRUST

(THE “TRUST”)

SUPPLEMENT DATED NOVEMBER 20, 2015

TO THE

PROSPECTUS

DATED MARCH 1, 2015

Rx Dynamic Stock Fund (formerly, American Independence Stock Fund) (Ticker Symbols: FMGRX, IFCSX, FMGCX)	American Independence Kansas Tax-Exempt Bond Fund (Ticker Symbols: SEKSX, IKSTX, IKTEX)
American Independence JAForlines Risk-Managed Allocation Fund (Ticker Symbols: RMAIX, AARMX, ACRMX)	American Independence Boyd Watterson Short-Term Enhanced Bond Fund (Ticker Symbols: ISBSX, ISTSX)
American Independence International Alpha Strategies Fund (Ticker Symbols: IMSSX, IIESX)	American Independence Boyd Watterson Core Plus Fund (Ticker Symbols: IIISX, IBFSX)
American Independence U.S. Inflation-Indexed Fund (Ticker Symbols: FFIHX, FNIHX, FCIHX, AIIPX)

(the “Funds”)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS LISTED ABOVE.

This Supplement supersedes and replaces in their entirety Supplements dated April 1, 2015, April 2, 2015, July 1, 2015, August 3, 2015 and August 25, 2015, to the statutory Prospectus (“Previous Supplements”).

This Supplement dated November 20, 2015 incorporates all changes to the Funds which were announced in the Previous Supplements in addition to recent updates as discussed below:

1.     Shareholder Meeting Proposal Approvals (Effective November 20, 2015). A Special Meeting of Shareholders was held on November 20, 2015 (the “Meeting”) to approve certain proposals as described below:

a.     Approval of Investment Advisory Agreement. The shareholders of the Dynamic Stock Fund, the International Alpha Strategies Fund, the Boyd Watterson Core Plus Fund, the Kansas Tax-Exempt Bond Fund and the U.S. Inflation-Indexed Fund approved the proposed Investment Advisory Agreement between the Trust and RiskX Investments, LLC (“RiskX Investments” or “Adviser”) on behalf of the aforementioned Funds. Shareholders were asked to approve a new investment advisory agreement due to the change in control of the Adviser as discussed further in Item 3. There are no changes to the Prospectus due to the approval of the Investment Advisory Agreement. The Meeting was adjourned with respect to the JAForlines Risk-Managed Allocation Fund in order to allow additional time for shareholders of that Fund to vote on the Investment Advisory Agreement.

b.     Approval of Investment Sub-Advisory Agreements. In addition, the shareholders of the International Alpha Strategies Fund, the Boyd Watterson Core Plus Fund and the U.S. Inflation-Indexed Fund approved the proposed Investment Sub-Advisory Agreements between RiskX Investments and (i) Navellier & Associates, Inc. (International Alpha Strategies Fund); (ii) Boyd Watterson Asset Management, LLC (Boyd Watterson Core Plus Fund); and (iii) Fischer Francis Trees & Watts, Inc. (U.S. Inflation-Indexed Fund). Shareholders of these Funds were asked to approve the respective Investment Sub-Advisory Agreements due to the change in control of the Adviser (see Item 3 below for further details). There are no changes to the Prospectus due to the approval of these Investment Sub-Advisory Agreements. The Meeting was adjourned with respect to the JAForlines Risk-Managed Allocation Fund in order to allow additional time for shareholders of the Fund to vote with respect to the Investment Sub-Advisory Agreement between the Adviser and J.A. Forlines Global, LLC.

c.     Approval of the Investment Sub-Advisory Agreement between RiskX Investments and Arrivato Asset Management, LLC on behalf of the Kansas Tax-Exempt Bond Fund. At the same Meeting, shareholders of the Kansas Tax-Exempt Bond Fund were asked to approve an Investment Sub-Advisory Agreement between RiskX Investments and Arrivato Asset Management, LLC, a wholly-owned subsidiary of the Adviser. The Portfolio Manager for the Fund remains the same. Effective November 20, 2015, the Prospectus is changed as follows:

•     In the “Fund Summary – Kansas Tax-Exempt Bond Fund”, under the section “Management”, the following is added underneath “Investment Adviser”:

The Sub-Adviser for the Fund is Arrivato Asset Management, LLC, a wholly-owned subsidiary of RiskX Investments, LLC.

•     In “More About The Funds”, under “Fund Management”, the first paragraph under “Sub-Advisers” is replaced in its entirety with the following:

Sub-Advisers. The Adviser has entered in sub-advisory agreements on behalf of some of the Funds, including with J.A. Forlines, LLC for the JAForlines Risk-Managed Allocation Fund; Navellier & Associates, Inc. for the International Alpha Strategies Fund; Arrivato Asset Management, LLC for the Kansas Tax-Exempt Bond Fund; Boyd Watterson Asset Management, LLC for the Boyd Watterson Core Plus Fund; and Fischer Francis Trees & Watts, Inc. for the U.S Inflation-Indexed Fund. Under the Investment Advisory Agreements, RiskX Investments is responsible for the oversight of the sub-advisers.

•     In “More About The Funds”, under “Fund Management”, the information on Kansas Tax-Exempt Bond Fund under the Portfolio Managers section of the Investment Adviser is removed and the following information is added to the “Sub-Advisers” section after the information on International Alpha Strategies Fund:

Kansas Tax-Exempt Bond Fund.

Arrivato Asset Management, LLC (“AAM”) serves as sub-adviser to the Kansas Tax-Exempt Bond Fund. AAM was established in 2015 as a wholly-owned subsidiary of the Adviser, RiskX Investments. AAM is located at 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105. AAM is an SEC registered investment adviser that provides investment advisory services regarding fixed-income securities that provide income that is exempt from both federal and Kansas state income taxes, as well as fixed-income securities of other municipal issuers and the U.S. Government and its agencies. Prior to November 20, 2015, AAM did not manage any assets. Mr. Robert Campbell has served as the Fund’s portfolio manager since 2000, and his biographical information is set forth below:

Portfolio Manager

Robert A. Campbell, CFA. Mr. Campbell is President and Portfolio Manager of AAM and is responsible for the day to day operations of the Kansas Tax-Exempt Bond Fund. Previously to joining AAM, Mr. Campbell was Vice Present and Portfolio Manager of American Independence Financial Services, LLC (the name of the Adviser prior to the Transaction). Prior to joining the Adviser in March 2006, Mr. Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since November 2000, where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996).

d.     Election of Trustees to the Trust’s Board. In addition to the proposals discussed above, shareholders of the Trust elected the following Trustees to the Board of the Trust at the Meeting: Mr. Jeff Haas, Mr. Tom Kice, Mr. Pete Ochs, Mr. George Mileusnic and Ms. Darlene DeRemer. Messrs. Haas, Kice, Ochs and Mileusnic are Independent Trustees and were re-elected by shareholders. Ms. DeRemer replaced Mr. John Pileggi as the Interested Trustee of the Board. Mr. Terry Carter, former Trustee of the Trust, resigned effective September 30, 2015. Please refer to the supplement dated November 20, 2015 to the Statement of Additional Information dated March 1, 2015 for further details regarding the election of the Trustees. There are no changes to the Prospectus regarding this item.

2.     Changes to the American Independence Stock Fund (Effective August 31, 2015). In a supplement dated August 25, 2015, it was announced that at a Board meeting held on August 21, 2015, RiskX Investments, the adviser to the American Independence Stock Fund (the “Fund”), recommended to the Trustees of the Board that the Fund be managed by two sub-advisers - Insight Capital Research & Management, Inc. (“Insight”) and Validus Growth Investors, LLC (“Validus”). In addition, RiskX Investments recommended that the Fund’s name be changed to the Rx Dynamic Stock Fund. After careful consideration, the Trust’s Board, including a majority of the Independent Trustees, approved Insight and Validus as sub-advisers to the Fund and approved two Form of Sub-Advisory Agreements, one between RiskX Investments and Insight and one between RiskX Investments and Validus, both on behalf of the Fund (the “New Sub-Advisory Agreements”), subject to the approval of the Fund’s shareholders. At the same meeting, the Trustees also approved the addition of Mr. Steve Wruble, Chief Investment Officer of RiskX Investments, as a portfolio manager to the Fund.

Under RiskX Investments’ supervision, Insight and Validus will each be responsible for providing model portfolios and the RiskX Investments management team will determine the allocation of the Fund’s assets to each sub-adviser and trade on behalf of the Fund based on the model portfolio recommendations.  Insight is an SEC registered investment advisory firm dedicated exclusively to the management of growth stock portfolios. The firm was founded in 1988 and provides investment management services to institutional and high net worth investors. As of June 30, 2015, Insight had approximately $403 million in assets under management. The portfolio management team of Jim Collins and Randall Yurchack will manage the Insight portion of the portfolio. Validus, an SEC registered investment advisory firm established in November 2012, is headquartered at 12277 Soaring Way Suite 205, Truckee, CA 96161 and is a research-focused, independent growth equity manager. As of June 30, 2015, Validus had approximately $81 million in assets under management. Insight is headquartered at 201 North Civic Dr., Suite 190, Walnut Creek, CA 94596. Mark Scalzo will manage the Validus portion of the portfolio.

A Board meeting of the Trustees will be held in December, 2015, at which time the management of the Dynamic Stock Fund will be discussed further. Until that meeting is held, the Fund will continue to be managed by the current portfolio team disclosed in the Fund’s Prospectus. After the December meeting, shareholders will be notified if any further action is necessary.

Effective August 31, 2015, information in the Prospectus was updated as follows:

•     The name of the American Independence Stock Fund has changed to the Rx Dynamic Stock Fund. There will be no change to the Fund’s investment objective and the strategy of the Fund will be substantially the same.

•     The ticker symbols for the Institutional Class shares and the Class C shares have changed as follows, and there was no change to the ticker symbol for the Fund’s Class A shares:

Old Name	New Name	Old Ticker	New Ticker
American Independence Stock Fund	Rx Dynamic Stock Fund
Institutional Class shares	Institutional Class shares	ISISX	FMGRX
Class A shares	Class A shares	IFCSX	IFCSX
Class C shares	Class C shares	ISFSX	FMGCX

Effective August 25, 2015, information in the Prospectus was updated as follows:

•     In the “Summary” section of the Stock Fund, the table under “Portfolio Management” in the “Management” section, was amended as follows to include Mr. Wruble:

Manager Name	Primary Title	Managed the Fund Since
Steven Wruble, CFA	Portfolio Manager, Chief Investment Officer	2015

•     In “More About the Funds”, under “Portfolio Managers” in the “Fund Management” section with respect to the Stock Fund, the following biographical information on Mr. Wruble was added:

Steven Wruble, CFA. Chief Investment Officer of RiskX Investments, LLC.  Prior to joining the Adviser, Mr. Wruble was Chief Investment Officer for FolioMetrix and served as Portfolio Manager for the RiskX Family of Funds. Mr. Wruble served on FolioMetrix’s investment committee from 2011 until July 2015. Mr. Wruble also serves on the investment management team for the Rx Tactical Rotation Fund and the Rx Traditional Allocation Fund, series in the Rx Funds Trust, an affiliate of the American Independence Funds Trust. Prior to FolioMetrix, Mr. Wruble was a Portfolio Analyst with an independent financial planning firm where he was also a registered representative. Prior to that, he has worked in the capacity of registered representative and/or investment advisor representative with other firms.  Mr. Wruble holds a Bachelor of Science from the University of Nebraska-Lincoln in Finance and a Master of Security Analysis and Portfolio Management from Creighton University. Steve is a Chartered Financial Analyst (CFA) charterholder and is a member of the CFA Institute and the CFA Society of Nebraska. He holds the Accredited Asset Management Specialist designation (AAMS) and the Series 65 license.

3.     Name Change of the Investment Adviser (Effective August 1, 2015). In supplements dated May 12, 2015 and August 3, 2015, to the Prospectus, it was announced that American Independence Financial Services, LLC (“American Independence”), investment adviser to the Funds, had entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix would merge with American Independence to create a new company (the “Merger”); which would be known as RiskX Investments, LLC. The Merger was consummated on July 31, 2015 and therefore, the Investment Advisory Agreement between American Independence and the Trust, by its terms, and in accordance with certain provisions of the Investment Company Act of 1940, as amended, was terminated. In addition, each Investment Sub-Advisory Agreement, between American Independence and (a) J.A. Forlines, LLC on behalf of the JAForlines Risk-Managed Allocation Fund; (b) Navellier & Associates, Inc. on behalf of the International Alpha Strategies Fund; (c) Boyd Watterson Asset Management, LLC on behalf of the Boyd Watterson Short-Term Enhanced Bond Fund and the Boyd Watterson Core Plus Fund; and (d) Fischer Francis Trees & Watts, Inc. on behalf of the U.S. Inflation-Indexed Fund was terminated. A joint proxy statement was mailed to shareholders on or about October 26, 2015 requesting their vote to approve the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreements that terminated due to the change in control of the Adviser.

Effective August 1, 2015, throughout the Prospectus, reference to American Independence Financial Services, LLC was replaced with RiskX Investments, LLC.

4.     Liquidation of the Boyd Watterson Short-Term Enhanced Bond Fund (Effective August 14, 2015). As announced in a Supplement dated July 1, 2015 to the Prospectus, the Boyd Watterson Short-Term Enhanced Bond Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on August 14, 2015.

Effective August 14, 2014, references to the Boyd Watterson Short-Term Enhanced Bond Fund throughout the Prospectus are no longer relevant and this Fund is no longer being offered.

5.     Name change for the American Independence Risk-Managed Allocation Fund (Effective April 30, 2015). In a Supplement dated April 2, 2015, a name change for the Risk-Managed Allocation Fund was announced.

Effective April 30, 2015, throughout the Prospectus, “American Independence Risk-Managed Allocation Fund” shall be replaced with “American Independence JAForlines Risk-Managed Allocation Fund”.

6.     Address Change (Effective April 1, 2015). As of April 1, 2015, the address for RiskX Investments, the Adviser and the Administrator of the Funds, and the Trust is as follows:

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

Reference to the Funds’ or RiskX Investments’ former address (80 Theodore Fremd Avenue, Rye, NY 10580) in the Prospectus and Statement of Additional Information shall be replaced with the new address noted above.

Fund purchase and redemption requests by mail should continue to be sent to American Independence Funds Trust, P.O. Box 8045, Boston, MA 02266-8045 for regular mail and American Independence Funds Trust, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 for express, certified or registered mail.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE